Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - shares		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Basic and diluted	[1]	3,880,561	1,702,387	291,001

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022.